Schedule of Investments (unaudited)	iShares® 0-5 Year TIPS Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds	$65,000	$64,999,994
U.S. Treasury Bills, 0.00%, 02/02/21(a)
0.13%, 01/15/22	208,843	213,074,201
0.13%, 04/15/22	274,140	281,092,958
0.13%, 07/15/22	223,963	232,017,486
0.13%, 01/15/23	246,389	257,087,610
0.13%, 04/15/22	237,499	256,354,115
0.13%, 07/15/22	226,701	245,097,208
0.13%, 04/15/25	439,542	477,370,008
0.13%, 10/15/25	146,614	160,785,664
0.13%, 07/15/26	117	130,115
0.25%, 01/15/25	15,382	16,744,154
0.50%, 04/15/24	180,766	195,250,765
0.63%, 07/15/21	11,721	11,922,068
0.63%, 04/15/23	500,268	529,878,234
0.63%, 01/15/24	336,060	363,276,803
0.63%, 01/15/26	39,697	44,684,816
U.S. Treasury Note/Bond
0.13%, 12/15/23	8,056	8,045,301
0.25%, 10/31/25	4,252	4,221,771
0.38%, 11/30/25	2,012	2,008,542
0.38%, 12/31/25(b)	2,864	2,857,287
0.38%, 01/31/26	55,304	55,147,567
		3,422,046,667

Total U.S. Government Obligations — 99.8%
(Cost: $3,317,776,103)		3,422,046,667
Security	Par (000)	Value

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	129,446	$129,446,334

Total Short-Term Investments — 3.8%
(Cost: $129,446,334)		129,446,334

Total Investments in Securities — 103.6%
(Cost: $3,447,222,437)		3,551,493,001

Other Assets, Less Liabilities — (3.6)		(124,538,641)
Net Assets — 100.0%		$3,426,954,360

(a)	Zero-coupon bond.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,220,000	$127,226,334	(a)	$—	$—	$—	$129,446,334	129,446	$19,991	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year TIPS Bond ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$3,422,046,667	$—	$3,422,046,667
Money Market Funds	129,446,334	—	—	129,446,334
	$129,446,334	$3,422,046,667	$—	$3,551,493,001

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